Subordinated Notes - Additional Information (Detail) $ in Thousands	Mar. 30, 2016 USD ($) Investor	Dec. 31, 2016 USD ($)
Debt Instrument [Line Items]
Subordinated notes, principal amount		$ 11,000
Subordinated Notes [Member]
Debt Instrument [Line Items]
Percentage of subordinated notes sold	100.00%
Subordinated notes, principal amount	$ 11,000
Number of accredited investors to whom notes sold | Investor	2
Subordinated notes, fixed interest rate	5.00%
Subordinated notes, maturity date	Apr. 01, 2021
Subordinated notes, term	5 years
Subordinated Notes [Member] | Director [Member]
Debt Instrument [Line Items]
Principal amount of notes purchased by director	$ 7,000